Direxion MSCI USA Defensives Over Cyclicals ETF
Direxion MSCI USA Defensives Over Cyclicals ETF
Investment Objective
The Direxion MSCI USA Defensives Over Cyclicals ETF (the “Fund”) seeks investment results, before fees and expenses, that track the MSCI USA Defensive Sectors - USA Cyclical Sectors 150/50 Return Spread Index (the “Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy or hold shares of the Fund (“Shares”). Investors purchasing Shares in the secondary market may pay costs (including customary brokerage commissions) charged by their broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Direxion MSCI USA Defensives Over Cyclicals ETF Direxion MSCI USA Defensives Over Cyclicals ETF
Management Fees	0.40%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (Operating Services Fees)	0.05%	[1]
Acquired Fund Fees and Expenses	none	[2]
Total Annual Fund Operating Expenses	0.45%
[1]	Rafferty Asset Management, LLC ("Rafferty" or "Adviser") has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund through September 1, 2020 other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.
[2]	Estimated for the Fund's current fiscal year.

Example -
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years
Direxion MSCI USA Defensives Over Cyclicals ETF | Direxion MSCI USA Defensives Over Cyclicals ETF | USD ($)	46	144

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy
The Index measures the performance of a portfolio that has 150% long exposure to the MSCI USA Defensive Sectors Index (the “Long Component”) and 50% short exposure to the MSCI USA Cyclical Sectors Index (the “Short Component”). On a monthly basis, the Index will rebalance such that the weight of the Long Component is equal to 150% and the weight of the Short Component is equal to 50% of the Index value. In tracking the Index, the Fund seeks to provide a vehicle for investors looking to efficiently express a defensives over cyclicals investment view by overweighting exposure to the Long Component and shorting exposure to the Short Component.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus borrowing for investment purposes) in securities that comprise the Long Component of the Index or shares of exchange-traded funds (“ETFs”) on the Long Component of the Index. Additionally, the Fund will invest in derivatives, such as swap agreements or futures contracts that provide long and short exposure to Index securities and/or ETFs that track the Long or Short Component of the Index.

Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund intends to use derivatives to obtain up to 70% of the Fund’s exposure to the Long Component of the Index and to use derivatives to obtain all of the Fund’s exposure to the Short Component of the Index. This will result in the Fund having both long and short derivatives positions.

Defensive stocks are companies whose sales and earnings are relatively stable during both economic upturns and downturns due to the relative stable demand for their products and services. The stocks that compose the MSCI USA Defensive Sectors Index tend to remain stable during the various phases of the business cycle due to the constant demand for their products, which are generally considered necessities. As of November 30, 2018, the MSCI USA Defensive Sectors Index consisted of 176 holdings, which were concentrated in the healthcare, consumer staples, and energy sectors.

Cyclical stocks are equity securities that whose price is affected by ups and downs in the overall economy. Cyclical stocks are typically companies that sell discretionary items to consumers that buy more in an expanding economy and decrease spending during a recession. The stocks that compose the MSCI USA Cyclical Sectors Index tend to rise and fall with the business cycle and when the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. As of November 30, 2018, the MSCI USA Cyclical Sectors Index consisted of 444 holdings, which were concentrated in the information technology, financials, and consumer discretionary sectors.

The securities in the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.

The Fund may also invest in, or short, the Index securities, a representative sample of the Index securities that has aggregate characteristics similar to those of the Index or either component of the Index, an ETF that tracks one of the components of the Index or a substantially similar index to a component of the Index. Additionally, the Fund may utilize derivatives such as swaps or futures on the Index, swaps on an ETF that tracks the Long or Short Component of the Index or a substantially similar index that represents the Long or Short Component of the Index, or futures contracts that provide long or short exposure to the securities of the Long or Short Component of the Index. The Fund is expected to hold money market funds and/or short-term debt instruments that have terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements as collateral for the derivative positions. The Fund seeks to remain fully invested at all times consistent with its stated investment objective.

Principal Investment Risks
An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. In addition, the Fund presents risks not traditionally associated with most mutual funds and ETFs. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund.

Derivatives Risk — The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in or shorting securities or other investments, including risk related to the market, leverage, imperfect correlations with underlying investments or the Fund’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in or shorting securities. When the Fund uses derivatives, there may be imperfect correlation between the value of the reference assets and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested.

The Fund may use a combination of swaps on the Index and swaps on an ETF whose investment objective is to track the performance of the same, or a substantially similar index to achieve its investment objective. The reference ETF may not closely track the performance of the Index due to fees and other costs borne by the ETF and other factors. Thus, to the extent that the Fund invests in swaps that use an ETF as a reference asset, the Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with the Index as it would if the Fund used swaps that utilized the Index as the reference asset. Any financing, borrowing or other costs associated with using derivatives may also reduce the Fund’s return.

In addition, the Fund’s investments in derivatives are subject to the following risks:

•	Swap Agreements. Swap agreements are entered into primarily with major global financial institutions for a specified period which may range from one day to more than one year. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular index or an ETF that seeks to track an index.

•	Futures Contracts. Futures contracts are typically exchange-traded contracts that call for the future delivery of an asset at a certain price and date, or cash settlement of the terms of the contract. There may be an imperfect correlation between the changes in market value of the securities held by the Fund and the prices of futures contracts. There may not be a liquid secondary market for the futures contracts and the Fund may not be able to enter into a closing transaction. Exchanges may also limit the number of positions that can be held or controlled by the Fund or the Adviser, thus limiting the ability of the Fund to implement its investment strategy. Futures markets are highly volatile and the use of futures may increase the Fund’s volatility. The value of an investment in the Fund may change quickly and without warning.

Shorting Risk - In order to achieve its investment objective, the Fund may engage in short sales, which are designed to provide the Fund gains when the price of a particular security, basket of securities or index declines. When the Fund shorts securities, including securities of another investment company, it borrows shares of that security or investment company, which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security. The Fund may also seek inverse or “short” exposure through the use of derivatives such as swap agreements or futures contracts, which will expose the Fund to certain risks such as an increase in volatility or decrease in the liquidity of the securities of the underlying short position. If the Fund were to experience this volatility or decreased liquidity, the Fund’s return may be lower, the Fund’s ability to obtain inverse exposure through the use of derivatives may be limited or the Fund may be required to obtain inverse exposure through alternative investment strategies that may be less desirable or more costly to implement. If the securities underlying the short positions are thinly traded or have a limited market due to various factors, including regulatory action, the Fund may be unable to meet its investment objective due to a lack of available securities or counterparties. During such periods, the Fund’s ability to issue additional creation units may be adversely affected.

Long/Short Risk - There is no guarantee that the returns on the Fund’s long or short positions will produce positive returns, and the Fund could lose money on either or both of the Fund’s long and short positions. In addition, the Fund will have enhanced exposure to the securities of the Index’s Long Component (i.e., investment exposure that exceeds the amount of Fund net assets, a form of leverage) and may, under certain circumstances, lose more money in market environments that are adverse to its long positions than funds that do not employ such enhanced exposure. As a result, these investments may have losses that exceed the amount invested by the Fund in the Long Component.

Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses (including rebalancing expenses), transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements, and transactions carried out to minimize the distribution of capital gains to shareholders and other requirements to maintain pass-through tax treatment. These are costs that may be incurred by the Fund that are not incurred by the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. The Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to such stocks or industries may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.

Index Tracking Strategy Risk —Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.

The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Other Investment Companies (including ETFs) Risk— By investing in another investment company, including an ETF, the Fund becomes a shareholder of that investment company and as a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses of the Fund’s own operations. As a shareholder, the Fund must rely on the other investment company to achieve its investment objective. The Fund’s performance may be magnified positively or negatively by virtue of its investment in other investment companies. If the other investment company fails to achieve its investment objective, the value of the Fund’s investment will not perform as expected, thus affecting the Fund’s performance and its correlation with the Index. In addition, because shares of ETFs are listed and traded on national stock exchanges, their shares may trade at a discount or a premium. Investments in such shares may be subject to brokerage and other trading costs, which could result in greater expenses to the Fund. Finally, depending on the demand in the market, the Fund may not be able to liquidate its holdings in ETFs at an optimal price or time, which may adversely affect the Fund’s performance.

Cyclical Securities Risk - Cyclical stocks tend to rise and fall with the business cycle. When the economy is doing well, generally the value of these companies increases; however, when there is a recession or downturn in the economy, these companies tend to decrease in value because their goods and services are generally not a necessity. These are typically companies that provide consumer discretionary goods or services.

Defensive Securities Risk - Defensive stocks tend to remain stable during the various phases of the business cycle due to the constant demand for their products. Defensive stocks generally include the utility and consumer staples companies that produce goods that people buy out of necessity regardless of economic conditions.

Consumer Discretionary Sector Risk —Because companies in the consumer discretionary sector manufacture products and provide discretionary services directly to the consumer, the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on a company’s profitability. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer discretionary products in the marketplace.

Consumer Staples Sector Risk — Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Also, the success of food, beverages, household and personal product companies may be strongly affected by changing consumer tastes and/or interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending. In particular, tobacco companies may be adversely affected by new laws, regulations and litigation. The consumer staples sector may also be adversely affected by changes or trends in commodity prices, which may be influenced or characterized by unpredictable factors.

Energy Sector Risk — Companies that engage in energy-related businesses and companies primarily involved in the production and mining of coal, development and production of oil, gas and consumable fuels and provide drilling and other energy resources production and distribution related services are subject to risks of legislative or regulatory changes, adverse market conditions and/or increased competition affecting the energy sector. The prices of the securities of energy and energy services companies may fluctuate widely due to the supply and demand, exploration and production spending, world events and economic conditions, swift price and supply fluctuations, energy conservation, the success of exploration projects, liabilities for environmental damage and general civil liabilities and tax and other governmental regulatory policies and legislation. Weak demand for energy companies’ products or services or for energy products and services in general, as well as negative developments in these other areas, including natural disaster and terrorist attacks, impact energy company securities.

Financials Sector Risk —Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions.

Healthcare Sector Risk — The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.

Information Technology Sector Risk — The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from competitors with lower production costs. Information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns. Over certain periods, the performance of large-capitalization companies has trailed the performance of the overall markets.

Small- and/or Mid-Capitalization Company Risk — Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Counterparty Risk —The Fund may invest in financial instruments involving third parties (i.e., counterparties) such as swap agreements and futures contracts, which will subject the Fund to additional risks that are different from those associated with ordinary securities transactions. The Fund is exposed to the risk that a counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount it is entitled to receive and the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its investment objective. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States, the European Union and various other jurisdictions.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Cybersecurity Risk- Failures or breaches of the electronic systems of the Fund or its services providers may cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, these plans and systems are inherently limited. Further, cybersecurity incidents could also affect issuers of securities in which the Fund invests, leading to a significant loss of value.

Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, and/or may incur substantial losses and may limit or stop purchases of the Fund.

Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

High Portfolio Turnover Risk - The Fund may engage in active and frequent trading, which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains.

Investment Risk— An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your Shares, they could be worth less than what you paid for them.

Market Risk — Market risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market, which may affect the Fund’s value. Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.

Historically, market cycles have included long term positive and negative periods. Since approximately 2008, the market has largely moved upward and accordingly, the market may be poised for a correction or downturn.

Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Securities Lending Risk— Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.

Special Risks of Exchange-Traded Funds

Authorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at a discount to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.

Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). The Adviser cannot predict if Shares will trade at a premium or discount to the Fund’s net asset value. Given the fact that Shares can be created and redeemed in creation units, the Adviser believes that large discounts or premiums to the net asset value of Shares should not be sustained. There may, however, be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares directly with the Fund. There is no guarantee that an active secondary market will develop for Shares of the Fund. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, trading spreads and the resulting premium or discount on the Fund’s Shares may widen and the Fund’s Shares may possibly be subject to trading halts and/or delisting.

Trading Issues. Trading in Shares on an exchange may be halted due to market conditions or for reasons that, in the view of that exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons. Extraordinary market volatility can lead to trading halts pursuant to “circuit breaker” rules of the exchange or market. There can be no assurance that Shares will continue to meet the listing requirements of the exchange on which they trade, and the listing requirements may be amended from time to time.

Fund Performance
No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus. Updated performance will be available on the Fund’s website at www.direxioninvestments.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.